Income Taxes (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW
Income Taxes
Domestic		(13,403,000,000)	(16,761,000,000)	4,878,000,000
Foreign		(1,222,000,000)	(862,000,000)	159,000,000
Income (loss) before income tax expense (benefit) and equity loss on investments	(13,859,000)	(14,625,000,000)	(17,623,000,000)	5,037,000,000
Domestic		2,634,000,000	3,715,000,000	3,694,000,000
Foreign			4,000,000	70,000,000
Current Income Tax Expense (Benefit), Total		2,634,000,000	3,719,000,000	3,764,000,000
Domestic		2,474,000,000	(1,135,000,000)	(11,726,000,000)
Deferred Income Tax Expense (Benefit), Total		2,474,000,000	(1,135,000,000)	(11,726,000,000)
Total income tax expenses (benefit)	4,840,000	5,108,000,000	2,584,000,000	(7,962,000,000)
Income taxes recognized in other comprehensive income		17,000,000	104,000,000